SHARE-BASED COMPENSATION - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Pre-tax share-based compensation expense	$ 8,210	$ 965	$ 1,148
Income tax benefit	(2,217)	(386)	(459)
Total share-based compensation expense, net of tax	$ 5,993	$ 579	$ 689